Debt securities in issue (Tables)	6 Months Ended
Jun. 30, 2023
Debt Securities In Issue [Abstract]
Schedule of debt securities in issue

	At 30 June 2023			At 31 December 2022
	At fair value through profit or loss £m	At amortised cost £m	Total £m	At fair value through profit or loss £m	At amortised cost £m	Total £m

Medium-term notes issued	4,929	34,854	39,783	5,133	36,819	41,952
Covered bonds	–	12,529	12,529	–	14,242	14,242
Certificates of deposit issued	–	8,963	8,963	–	7,225	7,225
Securitisation notes	25	3,471	3,496	26	2,780	2,806
Commercial paper	–	19,447	19,447	–	12,753	12,753
	4,954	79,264	84,218	5,159	73,819	78,978